Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Flexible Strategies Fund))	0 Months Ended
Jun. 15, 2012
S&P 500 Index
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
10 Years	2.92%
HFRI Fund Weighted Composite Index
Average Annual Return:
1 Year	(5.25%)
5 Years	2.22%
10 Years	5.87%
Class A
Average Annual Return:
1 Year	(11.73%)
5 Years	(0.20%)
10 Years	2.13%
Inception Date	Jan. 03, 1989
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(13.43%)
5 Years	(1.69%)
10 Years	0.81%
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	(6.65%)
5 Years	(0.70%)
10 Years	1.38%
Class B
Average Annual Return:
1 Year	(11.39%)
5 Years	(0.15%)
10 Years	2.28%
Inception Date	Sep. 01, 1993
Class C
Average Annual Return:
1 Year	(7.92%)
5 Years	0.23%
10 Years	1.97%
Inception Date	Sep. 01, 1993
Class N
Average Annual Return:
1 Year	(7.45%)
5 Years	0.66%
10 Years	2.40%
Inception Date	Mar. 01, 2001
Class Y
Average Annual Return:
1 Year	(6.03%)
5 Years	1.27%
10 Years	2.97%
Inception Date	Dec. 16, 1996